Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 61.9%
	Aerospace — 2.3%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$1,780,988
2,038,000	Kaman Corp.,
	3.250%, 05/01/24	2,399,776

		4,180,764

	Automotive — 1.1%
1,000,000	NIO Inc.,
	4.500%, 02/01/24(a)	492,500
1,560,000	Tesla Inc.,
	2.000%, 05/15/24	1,536,048

		2,028,548

	Business Services — 1.3%
1,500,000	Perficient Inc.,
	2.375%, 09/15/23(a)	1,664,108
400,000	RingCentral Inc.,
	Zero Coupon, 03/15/23	601,589

		2,265,697

	Cable and Satellite — 2.1%
2,000,000	DISH Network Corp.,
	3.375%, 08/15/26	1,949,368
1,525,000	Global Eagle Entertainment Inc.,
	2.750%, 02/15/35	739,065
1,000,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24(a)	1,011,794

		3,700,227

	Communications Equipment — 2.7%
1,000,000	Harmonic Inc.,
	4.000%, 12/01/20	1,170,000
2,370,000	InterDigital Inc.,
	2.000%, 06/01/24(a)	2,416,606
1,000,000	Vocera Communications Inc.,
	1.500%, 05/15/23	1,197,678

		4,784,284

	Computer Software and Services — 15.8%
1,735,000	Boingo Wireless Inc.,
	1.000%, 10/01/23(a)	1,489,489
1,870,000	Coupa Software Inc.,
	0.125%, 06/15/25(a)	2,005,728
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,778,355
1,500,000	Evolent Health Inc.,
	1.500%, 10/15/25(a)	983,909
697,000	GDS Holdings Ltd.,
	2.000%, 06/01/25	688,943
2,500,000	IAC Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,578,655

Principal Amount		Market Value
$ 1,250,000	LivePerson Inc.,
	0.750%, 03/01/24(a)	$1,286,471
2,135,000	Lumentum Holdings Inc.,
	0.250%, 03/15/24	2,517,564
1,500,000	MercadoLibre Inc.,
	2.000%, 08/15/28(a)	2,314,397
1,795,000	New Relic Inc.,
	0.500%, 05/01/23	1,924,058
1,032,000	Nice Systems Inc.,
	1.250%, 01/15/24	1,760,205
500,000	Okta Inc.,
	0.250%, 02/15/23	1,296,806
375,000	Pluralsight Inc.,
	0.375%, 03/01/24(a)	401,863
1,700,000	PROS Holdings Inc.,
	2.000%, 06/01/47	2,343,962
	Q2 Holdings Inc.,
1,000,000	0.750%, 02/15/23	1,430,996
735,000	0.750%, 06/01/26(a)	794,197
1,500,000	Splunk Inc.,
	1.125%, 09/15/25(a)	1,684,365

		28,279,963

	Consumer Services — 4.6%
1,000,000	Chegg Inc.,
	0.125%, 03/15/25(a)	1,008,611
1,500,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	1,783,099
2,000,000	Quotient Technology Inc.,
	1.750%, 12/01/22	1,935,780
1,500,000	Square Inc.,
	0.500%, 05/15/23	1,797,520
1,695,000	Team Inc.,
	5.000%, 08/01/23	1,731,612

		8,256,622

	Diversified Industrial — 2.9%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	1,070,238
1,000,000	KBR Inc.,
	2.500%, 11/01/23(a)	1,164,201
2,000,000	Knowles Corp.,
	3.250%, 11/01/21	2,410,933
500,000	TimkenSteel Corp.,
	6.000%, 06/01/21	518,842

		5,164,214

	Electronics — 0.3%
560,000	Applied Optoelectronics Inc.,
	5.000%, 03/15/24(a)	502,063

	Energy and Utilities — 2.7%
1,900,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,497,390

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$ 667,000	Newpark Resources Inc.,
	4.000%, 12/01/21	$742,939
2,850,000	SunPower Corp.,
	4.000%, 01/15/23	2,540,367

		4,780,696

	Entertainment — 0.8%
375,000	Bilibili Inc.,
	1.375%, 04/01/26(a)	357,302
1,000,000	Gannett Co. Inc.,
	4.750%, 04/15/24	1,013,383

		1,370,685

	Financial Services — 3.8%
1,000,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	1,013,000
750,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	804,374
2,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	3,610,000
641,000	LendingTree Inc.,
	0.625%, 06/01/22	1,338,478

		6,765,852

	Health Care — 12.1%
1,300,000	BioMarin Pharmaceutical Inc.,
	0.599%, 08/01/24	1,352,813
1,000,000	CONMED Corp.,
	2.625%, 02/01/24(a)	1,154,586
575,000	DexCom Inc.,
	0.750%, 12/01/23(a)	675,856
1,460,000	Exact Sciences Corp.,
	0.375%, 03/15/27	1,848,873
750,000	Inovio Pharmaceuticals Inc.,
	6.500%, 03/01/24(a)	630,297
1,580,000	Insulet Corp.,
	1.375%, 11/15/24	2,250,563
1,083,000	Intercept Pharmaceuticals Inc.,
	3.250%, 07/01/23	971,035
500,000	Invacare Corp.,
	4.500%, 06/01/22	376,327
1,171,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,542,203
1,000,000	NuVasive Inc.,
	2.250%, 03/15/21	1,138,125
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,539,542
2,000,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	1,365,000
400,000	Retrophin Inc.,
	2.500%, 09/15/25	360,356

Principal Amount		Market Value
$ 1,500,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	$1,471,276
1,500,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,505,445
1,500,000	Teladoc Health Inc.,
	3.000%, 12/15/22	2,550,391
1,000,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	859,748

		21,592,436

	Semiconductors — 5.5%
500,000	Advanced Micro Devices Inc.,
	2.125%, 09/01/26	1,939,063
1,500,000	Cypress Semiconductor Corp.,
	4.500%, 01/15/22	2,521,345
1,250,000	Inphi Corp.,
	1.125%, 12/01/20	1,681,786
2,159,000	Rambus Inc.,
	1.375%, 02/01/23	2,128,368
1,000,000	Teradyne Inc.,
	1.250%, 12/15/23	1,624,818

		9,895,380

	Telecommunications — 3.0%
560,000	8x8 Inc.,
	0.500%, 02/01/24(a)	638,745
2,500,000	Infinera Corp.,
	2.125%, 09/01/24	1,710,937
1,450,000	Twilio Inc.,
	0.250%, 06/01/23	2,911,967

		5,261,649

	Transportation — 0.9%
1,700,000	Atlas Air Worldwide Holdings Inc.,
	2.250%, 06/01/22	1,687,786

	TOTAL CONVERTIBLE CORPORATE BONDS	110,516,866

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.4%
	Agriculture — 0.4%
7,500	Bunge Ltd., 4.875% (b)	751,329

	Business Services — 0.2%
711,039	Amerivon Holdings LLC, 4.000% (c)	436,009
272,728	Amerivon Holdings LLC, common equity units (c)	16,364

		452,373

	Financial Services — 0.8%
1,000	Bank of America Corp., 7.250%, Ser. L (b)	1,372,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,575,702

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (d) — 14.7%
	Building and Construction — 1.1%
18,778	Stanley Black & Decker Inc.,
	5.375%, 05/15/20	$1,899,019

	Diversified Industrial — 3.2%
15,000	Colfax Corp.,
	5.750%, 01/15/22	1,904,400
31,316	International Flavors & Fragrances Inc.,
	6.000%, 09/15/21	1,685,427
35,100	Rexnord Corp., Ser. A
	5.750%, 11/15/19	2,153,385

		5,743,212

	Energy and Utilities — 5.0%
27,695	American Electric Power Co. Inc.,
	6.125%, 03/15/22	1,481,959
3,645	Aqua America Inc.,
	6.000%, 04/30/22	207,692
37,800	CenterPoint Energy Inc., Ser. B
	7.000%, 09/01/21	1,904,553
16,330	Dominion Energy Inc., Ser. A
	7.250%, 06/01/22	1,691,135
18,600	DTE Energy Co.,
	6.500%, 10/01/19	1,045,320
	Sempra Energy,
5,383	Ser. A, 6.000%, 01/15/21	600,151
5,000	Ser. B, 6.750%, 07/15/21	555,100
25,890	South Jersey Industries Inc.,
	7.250%, 04/15/21	1,378,643

		8,864,553

	Equipment and Supplies — 0.6%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,104,650

	Financial Services — 2.4%
10,000	2017 Mandatory Exchangeable Trust,
	5.188%, 12/01/20	1,585,520
14,938	Assurant Inc., Ser. D
	6.500%, 03/15/21	1,664,989
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,148,400

		4,398,909

	Health Care — 1.5%
5,445	Avantor Inc., Ser. A
	6.250%, 05/15/22	360,078

Shares		Market Value
36,573	Becton Dickinson and Co., Ser. A
	6.125%, 05/01/20	$2,264,234

		2,624,312

	Real Estate — 0.9%
15,000	QTS Realty Trust Inc., Ser. B
	6.500%, (b)	1,661,700

	TOTAL MANDATORY CONVERTIBLE SECURITIES	26,296,355

	COMMON STOCKS — 21.6%
	Business Services — 1.4%
5,000	Alliance Data Systems Corp.	700,650
15,000	PayPal Holdings Inc.†	1,716,900

		2,417,550

	Computer Software and Services — 4.2%
22,194	Alibaba Group Holding Ltd., ADR†	3,760,773
14,300	Microsoft Corp.	1,915,628
15,925	Proofpoint Inc.†	1,914,981

		7,591,382

	Consumer Products — 0.8%
24,000	Unilever NV	1,457,280

	Energy and Utilities — 0.6%
8,000	Chevron Corp.	995,520
132	Goodrich Petroleum Corp.†	1,715

		997,235

	Entertainment — 0.6%
7,500	The Walt Disney Co.	1,047,300

	Financial Services — 1.5%
9,546	Citigroup Inc.	668,506
50,000	Huntington Bancshares Inc.	691,000
36,434	Synchrony Financial	1,263,167

		2,622,673

	Food and Beverage — 0.8%
30,000	B&G Foods Inc.	624,000
30,000	Conagra Brands Inc.	795,600

		1,419,600

	Health Care — 2.8%
12,960	Eli Lilly & Co.	1,435,838
22,651	Merck & Co. Inc.	1,899,286
40,000	Pfizer Inc.	1,732,800

		5,067,924

	Real Estate Investment Trusts — 6.1%
10,000	American Tower Corp.	2,044,500
16,100	Crown Castle International Corp.	2,098,635
7,000	Equinix Inc.	3,530,030
58,700	Invesco Mortgage Capital Inc.	946,244

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts (Continued)
10,000	SBA Communications Corp.†	$2,248,400

		10,867,809

	Semiconductors — 0.8%
30,000	Intel Corp.	1,436,100

	Telecommunications — 2.0%
30,000	AT&T Inc.	1,005,300
16,119	T-Mobile US Inc.†	1,195,063
25,000	Verizon Communications Inc.	1,428,250

		3,628,613

	TOTAL COMMON STOCKS	38,553,466

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,131	Goodrich Petroleum Corp., expire 10/12/26†(c)	0

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$645,000	U.S. Treasury Bills, 2.090% to 2.156%††, 09/12/19 to 09/19/19	$642,127

	TOTAL INVESTMENTS — 100.0% (Cost $147,833,389)	$178,584,516

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $34,028,899 or 19.05% of total investments.

(b)	Security is perpetual and has no stated maturity date.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

4